Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company has not granted stock options in more than 10 years. Accordingly, the Company has not adopted policies and practices on the timing of awards of stock options in relation to the disclosure of material nonpublic information of the Company, as contemplated by Item 402(x) of Regulation S-K. However, the United Securities Bancshares 2025 Equity Incentive Award Plan that is the subject of Proposal 2 generally prohibits grants of any equity award within four days before or one day after the planned release of material nonpublic information.

Award Timing Method
The Company has not granted stock options in more than 10 years. Accordingly, the Company has not adopted policies and practices on the timing of awards of stock options in relation to the disclosure of material nonpublic information of the Company, as contemplated by Item 402(x) of Regulation S-K. However, the United Securities Bancshares 2025 Equity Incentive Award Plan that is the subject of Proposal 2 generally prohibits grants of any equity award within four days before or one day after the planned release of material nonpublic information.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company has not granted stock options in more than 10 years. Accordingly, the Company has not adopted policies and practices on the timing of awards of stock options in relation to the disclosure of material nonpublic information of the Company, as contemplated by Item 402(x) of Regulation S-K. However, the United Securities Bancshares 2025 Equity Incentive Award Plan that is the subject of Proposal 2 generally prohibits grants of any equity award within four days before or one day after the planned release of material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false